MERIDIAN FUND, INC.®

Meridian Contrarian Fund

Meridian Equity Income Fund

Meridian Growth Fund

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 31, 2018

to each Fund’s Class A and Class C Prospectus and

Statement of Additional Information, each dated October 31, 2017

(as amended)

On page 44 of the Prospectus, under “Shareholder Information” — “Qualifying for a Reduction or Waiver of Class A Shares Sales Charge” and page 40 of the Statement of Additional Information, under “Purchase, Redemption, and Pricing of Shares” — “Qualifying for a Reduction or Waiver of Class A Shares Sales Charge”, the following is added immediately prior to the section entitled “Right of Accumulation”:

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Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE